Shareholders' Equity (Details) - USD ($)											12 Months Ended
	Sep. 29, 2025	Oct. 17, 2024	Oct. 07, 2024	Oct. 20, 2023	Sep. 12, 2023	May 05, 2023	Apr. 28, 2023	Oct. 28, 2022	May 20, 2021	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Dec. 10, 2025	Oct. 24, 2025	Oct. 23, 2025
Shareholders’ Equity [Line Items]
Shares outstanding											1,255,785	275,285
Shares issued											1,255,785	275,285
Subdivided shares											125,000,000	125,000,000
Common stock, par value (in Dollars per share)											$ 0.078	$ 0.078
Number of shares issued value (in Dollars)											$ 4,924,300	$ 50,359,998
Shareholder holding share												1
Stock dividend shares												2
Price per unit sold (in Dollars per share)	$ 0.6
Net cash proceeds (in Dollars)											$ 4,924,300	$ 50,359,998	$ 3,568,598
Exercise price per share (in Dollars per share)	$ 0.6			$ 1.1								$ 0.001
Gross proceeds from private placement (in Dollars)						$ 1,200,000
Shares											90,000,000
Warrant [Member]
Shareholders’ Equity [Line Items]
Par value per share (in Dollars per share)											$ 0.4
Common stock, par value (in Dollars per share)				0.018
Exercise price per share (in Dollars per share)				1.1								$ 0.35
Sale of units price Per unit (in Dollars per share)				$ 0.44
Each unit is comprised, ordinary share			90,000,000									1
Shares												5
Common Stock [Member]
Shareholders’ Equity [Line Items]
Shares issued											30,000,000						30,000,000
Number of shares issued value (in Dollars)											$ 17,979	$ 18,222
Number of shares issued											230,500	33,846
Common Stock [Member] | Note Payable [Member]
Shareholders’ Equity [Line Items]
Shares of conversion note payable													1,925,259
Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Shares issued	9,220,000
Purchasers [Member]
Shareholders’ Equity [Line Items]
Sell an aggregate units		500,000
Gross proceeds (in Dollars)		$ 360,000
Purchasers [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Price per unit sold (in Dollars per share)			$ 0.4
Restricted Stock [Member]
Shareholders’ Equity [Line Items]
Price per unit sold (in Dollars per share)					$ 0.018
Sell an aggregate units					62,242
Gross proceeds (in Dollars)					$ 66,600
Minimum [Member]
Shareholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)															$ 0.00195
Authorized share capital											2,777,778
Maximum [Member]
Shareholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)															$ 0.078
Share Subdivision [Member]
Shareholders’ Equity [Line Items]
Par value per share (in Dollars per share)										$ 0.09
Authorized share capital [Member]
Shareholders’ Equity [Line Items]
Shares outstanding												277,778
Shares issued												555,556
Par value per share (in Dollars per share)										$ 0.018
Subdivided shares										5
Common stock, par value (in Dollars per share)										$ 0.018
Number of shares issued value (in Dollars)										$ 27,778
Number of shares issued										2,777,778
Shares outstanding										277,778		833,333
Authorized share capital [Member] | Share Subdivision [Member]
Shareholders’ Equity [Line Items]
Par value per share (in Dollars per share)											$ 0.018
Authorized share capital [Member] | Purchasers [Member]
Shareholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)		$ 0.00195
Price per unit sold (in Dollars per share)		$ 0.72
Authorized share capital [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Authorized share capital											8,333,333
Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)																$ 0.00195
Number of shares issued value (in Dollars)								$ 60,000
Number of shares issued								11,111	288,889					162,138
Conversion of note payable (in Dollars)													$ 1,720,800	$ 2,236,684
Net cash proceeds (in Dollars)													$ 3,568,599
Shares issued for compensation													177,778
Amount of shares compensation (in Dollars)													$ 2,717,326
Each unit is comprised, ordinary share												1
Common Stock [Member] | Purchasers [Member]
Shareholders’ Equity [Line Items]
Sell an aggregate units			30,000,000
Common Stock [Member] | Convertible Notes Payable [Member]
Shareholders’ Equity [Line Items]
Number of shares issued													598,943
IPO [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Exercisable warrant	18,440,000
IPO [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Price per unit sold (in Dollars per share)									$ 90
Direct Offering [Member]
Shareholders’ Equity [Line Items]
Number of shares issued value (in Dollars)	$ 5,532,000
Private Placement [Member]
Shareholders’ Equity [Line Items]
Number of units issued				113,636,360			8,000,000
Sale of units price Per unit (in Dollars per share)							$ 0.15
Gross proceeds from private placement (in Dollars)				$ 50,000,000			$ 1,200,000